SCHEDULE OF TOTAL SALES CONSIDERATION (Details)	Dec. 23, 2024 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash consideration	$ 0
Effective settlement of existing loans	5,268,227
Total consideration	$ 5,268,227